Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I

Schedule of Investments			December 31, 2025 (Unaudited)
COMMON STOCKS - 80.70% of net assets applicable to common unitholders

Shares		Issuer	Value
Ireland - 3.15% of net assets applicable to common unitholders
Electronic & Equipment - 3.91% of total investments
903		TE Connectivity, PLC	205,442

Total Ireland (cost $136,037)			$205,442

Japan - 2.83% of net assets applicable to common unitholders
Miscellaneous Manufacturing Industries - 3.51% of total investments
10,924	B	Nintendo Co., Ltd. - Sponsored ADR	184,179

Total Japan (cost $144,888)			$184,179

United States - 74.72% of net assets applicable to common unitholders
Building Materials - 6.13% of total investments
749		Lowe’s Companies, Inc.	180,629
3,532		Fastenal Company	141,739

Business Services - 3.81% of total investments
414		Microsoft Corp.	200,219

Chemicals & Allied - 7.56% of total investments
767		Air Products and Chemicals, Inc.	189,464
1,005		Johnson & Johnson	207,985

Communications - 1.57% of total investments
928		Crown Castle International Corp.	82,471

Electric, Gas, & Sanitary Services - 3.81% of total investments
3,417		Dominion Resources, Inc.	200,202

Eating and Drinking Places - 2.40% of total investments
1,495		Starbucks Corp.	125,894

Electronic & Equipment - 3.50% of total investments
1,059		Texas Instruments, Inc.	183,726

Engineering, Accounting, Research, Management, and Related Services - 2.22% of total investments
1,038		Paychex, Inc.	116,443

Industrial & Commercial Machinery & Computer Equipment - 13.16% of total investments
749		Lowe’s Companies, Inc.	180,629
2,347		Cisco Systems, Inc.	180,789
1,139		Apple, Inc.	309,649
394		Cummins, Inc.	201,117

Insurance Carriers - 14.99% of total investments
408	A	Berkshire Hathaway, Inc.	205,081
801		Cincinnati Financial Corp.	130,819
850		The Progressive Corporation	193,562
344		Chubb Limited	107,369
457		UnitedHealth Group Incorporated	150,860

Measuring, Analytics, & Control Instruments - 2.95% of total investments
272		Northrop Grumman Corp.	155,097

Petroleum Refining & Related Industries - 3.50% of total investments
1,207		Chevron Corp.	183,959

Primary Metal Industries - 6.07% of total investments
3,641		Corning, Inc.	318,806

Railroad Transportation - 5.24% of total investments
953		Norfolk Southern Corp.	275,150

Security & Commodity Brokers, Dealers, Exchanges and Services - 8.87% of total investments
226		BlackRock, Inc.	241,897
2,245		The Charles Schwab Corp.	224,298

Tobacco Products - 6.81% of total investments
2,080		Altria Group, Inc.	119,933
1,482		Phillip Morris International, Inc.	237,713

Total United States (cost $2,897,685)			$4,864,872

TOTAL COMMON STOCKS (cost $3,178,610)			$5,254,492

		Total investments (80.70% of net assets)	$5,254,492
		Other assets less liabilities (19.30% of net assets)	1,256,514

		Net assets applicable to common unitholders - 100%	$6,511,006

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
5 Equity Index Contracts	Russell 1000 Mini Index	03/20/26	$520,375	$1,137

	The underlying notional amount at value of open long futures contracts is 6.46% of net assets applicable to common unitholders.

	A Non-dividend producing security. B A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.